Document and Entity Information	Nov. 14, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 14, 2024
Entity Registrant Name	ZAI LAB LIMITED
Entity Incorporation State Country Code	E9
Entity File Number	001-38205
Entity Tax Identification Number	98-1144595
Entity Address Address Line 1	4560 Jinke Road
Entity Address Address Line 2	Bldg. 1, Fourth Floor, Pudong
Entity Address City Or Town	Shanghai
Entity Address Country	CN
Entity Address Postal Zip Code	201210
Country Region	86
City Area Code	21
Local Phone Number	6163 2588
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001704292
Adr [Member]
Document And Entity Information [Line Items]
Security 12b Title	American Depositary Shares, each representing 10 Ordinary Shares, par value $0.000006 per share
Trading Symbol	ZLAB
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares, par value $0.000006 per share*
Trading Symbol	9688